EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Changes to Benefit Obligation, Fair Value of Plan Assets and Funded Status of Cash Balance Plan

The changes to the benefit obligation, fair value of plan assets and funded status of the Cash Balance Plan for the year ended December 31, 2011 were as follows:

(in millions)	Year Ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$—
Service cost	0.1
Plan amendments	0.4

Benefit obligation at end of year	$0.5

Change in plan assets:
Fair value of plan assets at beginning of year	$—
Employer contributions	0.1

Fair value of plan assets at end of year	$0.1

Reconciliation of funded status:
Fair value of plan assets at end of year	$0.1
Benefit obligation at end of year	0.5

Funded status at end of year	$(0.4)

Components of Net Period Benefit Cost And other Amounts Recognized in Members Interest

The components of net period benefit cost and other amounts recognized in member’s interest related to the Cash Balance Plan for the year ended December 31, 2011 were as follows:

Year Ended December 31, 2011
Components of net periodic benefit cost:
Service cost	$0.1

Net periodic benefit cost	$0.1

Changes recognized in member’s interest:
Prior service cost	$0.4

Total changes recognized in member’s interest	$0.4

Anticipated Benefit Payments to Participants from Cash Balance Plan in Future Years	At December 31, 2011, anticipated benefit payments to participants from the Cash Balance Plan in future years are as follows:

(in millions)
2012	$—
2013	0.1
2014	0.2
2015	0.3
2016	0.4
2017-2021	3.8

Benefit Obligation [Member]
Weighted Average Assumptions Used	The weighted average assumptions used to determine the Company’s benefit obligation are as follows:

December 31, 2011
Discount rate	4.75%
Rate of compensation increase	4.00%

Net Periodic Benefit Costs [Member]
Weighted Average Assumptions Used

The weighted average assumptions used to determine the net period benefit cost are as follows:

Year Ended December 31, 2011
Discount rate	5.00%
Expected long-term rate of return on plan assets	4.50%
Rate of compensation increase	4.00%